Earning per unit and cash distributions - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Mar. 21, 2019	Sep. 14, 2018	Jun. 03, 2016	Mar. 21, 2019	Mar. 23, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution						$ 1,597	$ 1,591	$ 1,141
Subordinated Units Hoegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution						$ 688	1,372	983
Phantom Units [Member] | Chief Executive Officer Chief Financial Officer [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	10,917	28,018	21,500	10,917	14,584
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit						$ 0.421875
Distribution Percentage To All Unit Holders						85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights						15.00%
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit						$ 0.506250
Distribution Percentage To All Unit Holders						75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights						25.00%
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders						50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights						50.00%
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit						$ 0.388125
Distribution Percentage To Holders Of Incentive Distribution Rights						100.00%
Common units Hoegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution						$ 908	$ 219	$ 158